Cash Flows - Change in Non-cash Working Capital	12 Months Ended
Dec. 31, 2017
Disclosure of cash flow statement [Abstract]
Cash Flows - Change in Non-cash Working Capital
Cash Flows – Change in Non-cash Working Capital

Non-cash Working Capital
($ millions)	2017	2016
Decrease (increase) in non-cash working capital
Accounts receivable	(329)	(332)
Inventories	(264)	(334)
Prepaid expenses	(38)	131
Accounts payable and accrued liabilities	1,201	(33)
Change in non-cash working capital	570	(568)
Relating to:
Operating activities	398	(227)
Financing activities	—	(68)
Investing activities	172	(273)